Victory RS Growth Fund Investment Strategy - Victory RS Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, principally in equity securities of companies considered by the Fund’s investment team (at the time of purchase) to be large-cap companies. The Adviser currently considers a company to be large cap if its market capitalization is at least $5 billion. The Fund typically invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies it believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the Adviser’s expectation of the potential reward relative to risk of each security based in part on its proprietary earnings calculations.The Adviser regularly reviews the Fund’s investments and will sell securities when the Adviser believes the securities are no longer attractive because (1) of a deterioration in rank of the security in accordance with the Adviser’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company, or (4) other available investments are considered to be more attractive.As a result of the Adviser’s investment process, the Fund’s investments may be focused in one or more economic sectors from time to time, including the information technology sector.